Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2012
Tax Effects Allocated To Each Component Of Other Comprehensive Income (Loss)

Tax effects allocated to each component of other comprehensive income (loss) as for Ricoh Company, Ltd. shareholders’ equity are as follows:

	Millions of Yen
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
2010:
Foreign currency translation adjustments	¥(13,753)	¥2	¥(13,751)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	1,132	(462)	670
Less - Reclassification adjustment for gains and losses realized in net income	(247)	101	(146)

Net unrealized gains and losses on securities	885	(361)	524

Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(1,490)	612	(878)
Less - Reclassification adjustment for gains and losses realized in net income	159	(65)	94

Net unrealized gains and losses on derivatives	(1,331)	547	(784)

Pension liability adjustments:
Unrealized gains and losses arising during the year	7,830	(3,176)	4,654
Less - Reclassification adjustment for gains and losses realized in net income	3,897	(1,585)	2,312
Net unrealized gains and losses	11,727	(4,761)	6,966

Other comprehensive income (loss)	¥(2,472)	¥(4,753)	¥(7,045)

2011:
Foreign currency translation adjustments	¥(38,227)	¥20	¥(38,207)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(1,658)	676	(982)
Less - Reclassification adjustment for gains and losses realized in net income	1,817	(741)	1,076

Net unrealized gains and losses on securities	159	(65)	94

Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(233)	95	(138)
Less - Reclassification adjustment for gains and losses realized in net income	214	(87)	127

Net unrealized gains and losses on derivatives	(19)	8	(11)

Pension liability adjustments:
Unrealized gains and losses arising during the year	(3,047)	1,182	(1,865)
Less - Reclassification adjustment for gains and losses realized in net income	2,795	(1,088)	1,707
Net unrealized gains and losses	(252)	94	(158)

Other comprehensive income (loss)	¥(38,339)	¥57	¥(38,282)

2012:
Foreign currency translation adjustments	¥(14,897)	¥25	¥(14,872)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(2,963)	1,208	(1,755)
Less - Reclassification adjustment for gains and losses realized in net income	5,015	(2,045)	2,970

Net unrealized gains and losses on securities	2,052	(837)	1,215

Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(78)	42	(36)
Less - Reclassification adjustment for gains and losses realized in net income	86	(35)	51

Net unrealized gains and losses on derivatives	8	7	15

Pension liability adjustments:
Unrealized gains and losses arising during the year	(33,235)	11,801	(21,434)
Less - Reclassification adjustment for gains and losses realized in net income	2,222	(873)	1,349
Net unrealized gains and losses	(31,013)	10,928	(20,085)

Other comprehensive income (loss)	¥(43,850)	¥10,123	¥(33,727)

	Thousands of U.S. Dollars
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
2012
Foreign currency translation adjustments	$(181,671)	$305	$(181,366)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(36,134)	14,732	(21,402)
Less - Reclassification adjustment for gains and losses realized in net income	61,158	(24,939)	36,219
Net unrealized gains and losses on securities	25,024	(10,207)	14,817
Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(951)	512	(439)
Less - Reclassification adjustment for gains and losses realized in net income	1,049	(427)	622
Net unrealized gains and losses on derivatives	98	85	183
Pension liability adjustments:
Unrealized gains and losses arising during the year	(405,305)	143,915	(261,390)
Less - Reclassification adjustment for gains and losses realized in net income	27,098	(10,647)	16,451
Net unrealized gains and losses	(378,207)	133,268	(244,939)

Other comprehensive income (loss)	$(534,756)	$123,451	$(411,305)

Changes In Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) as for Ricoh Company, Ltd. shareholders’ equity are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Foreign currency translation adjustments:
Beginning balance	¥(72,295)	¥(86,046)	¥(124,253)	$(1,515,280)
Change during the year	(13,751)	(38,207)	(14,872)	(181,366)

Ending balance	¥(86,046)	¥(124,253)	¥(139,125)	$(1,696,646)

Unrealized gains and losses on securities:
Beginning balance	¥1,848	¥2,372	¥2,466	$30,073
Change during the year	524	94	1,215	14,817

Ending balance	¥2,372	¥2,466	¥3,681	$44,890

Unrealized gains and losses on derivatives:
Beginning balance	¥(373)	¥(1,157)	¥(1,168)	$(14,244)
Change during the year	(784)	(11)	15	183

Ending balance	¥(1,157)	¥(1,168)	¥(1,153)	$(14,061)

Pension liability adjustments:
Beginning balance	¥(54,301)	¥(47,335)	¥(47,493)	$(579,183)
Change during the year	6,966	(158)	(20,085)	(244,939)

Ending balance	¥(47,335)	¥(47,493)	¥(67,578)	$(824,122)

Total accumulated other comprehensive income (loss):
Beginning balance	¥(125,121)	¥(132,166)	¥(170,448)	$(2,078,634)
Change during the year	(7,045)	(38,282)	(33,727)	(411,305)

Ending balance	¥(132,166)	¥(170,448)	¥(204,175)	$(2,489,939)